Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Contingent Liabilities	Contingent liabilities
	December 31, 2024		December 31, 2023
	USD	AED	AED
Labor guarantees	34,041	125,000	125,000